REVENUE EARNING DEVICES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Restructuring Cost and Reserve [Line Items]
Depreciation expense	$ 215,763	$ 92,855	$ 574,746	$ 332,643	$ 478,115	$ 232,886
Robotic Assistance Devices LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue earning	521,037	199,047	1,306,501	625,094	871,334	647,116
Depreciation expense	$ 165,370	$ 54,418	$ 429,825	$ 241,957	$ 345,178	208,510
Iinventory transfers						647,116
Deferred gain on disposal						3,255
Robotic Assistance Devices LLC [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Disposed of a revenue earning device						3,255
Robotic Assistance Devices LLC [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Disposed of a revenue earning device						$ 30,600